Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 $ / shares shares
Statement of financial position [abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,139,950,635	4,139,950,635	4,136,387,925	4,136,387,925
Number of shares outstanding	4,139,950,635	4,139,950,635	4,136,387,925	4,136,387,925
Treasury shares	10,916,829	10,916,829	12,172,119	12,172,119